UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF WADDELL & REED INVESTED GROWTH PORTFOLIO

September 30, 2004

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund,
Class Y	2,431,203	$12,739,505
Waddell & Reed Advisors Dividend Income Fund,
Class Y	334,881	3,764,058
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	2,144,409	7,676,985
Waddell & Reed Advisors High Income Fund, Inc.,
Class Y	512,925	3,872,581
Waddell & Reed Advisors International Growth
Fund, Inc., Class Y	1,857,932	10,924,639
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	373,492	3,787,204
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	887,177	7,319,208
Waddell & Reed Advisors Small Cap Fund, Inc.,
Class Y*	446,241	5,649,415
Waddell & Reed Advisors Value Fund,
Class Y	955,230	11,157,088
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	905,207	7,178,289

TOTAL MUTUAL FUNDS - 99.70%		$74,068,972

(Cost: $68,691,092)
	Principal
	Amount in
SHORT-TERM SECURITY - 0.42%	Thousands

Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.7%
Repurchase Agreement dated 9-30-04 to be
repurchased at $312,015 on 10-1-04(A)	$312	$312,000

(Cost: $312,000)

TOTAL INVESTMENT SECURITIES - 100.12%		$74,380,972

(Cost: $69,003,092)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.12%)		(85,510)

NET ASSETS - 100.00%		$74,295,462

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

(A)	Collateralized by $318,982 Government National Mortgage Association Bond, 6.0% due 1-15-33; market value and accrued interest aggregate $322,982.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF WADDELL & REED INVESTED BALANCED PORTFOLIO

September 30, 2004

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund,
Class Y	1,842,008	$11,973,053
Waddell & Reed Advisors Cash Management, Inc.,
Class A	5,780,771	5,780,771
Waddell & Reed Advisors Core Investment Fund,
Class Y	1,667,259	8,736,437
Waddell & Reed Advisors Dividend Income Fund,
Class Y	260,322	2,926,020
Waddell & Reed Advisors Global Bond Fund, Inc.,
Class Y	834,086	2,986,027
Waddell & Reed Advisors International Growth Fund,Inc.,
Class Y	1,347,064	7,920,739
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	290,505	2,945,717
Waddell & Reed Advisors New Concepts Fund, Inc.,
Class Y*	482,343	3,979,333
Waddell & Reed Advisors Value Fund,
Class Y	593,978	6,937,667
Waddell & Reed Advisors Vanguard Fund, Inc.,
Class Y*	491,890	3,900,684

TOTAL MUTUAL FUNDS - 99.67%		$58,086,448

(Cost: $55,105,622)
	Principal Amount in Thousands

SHORT-TERM SECURITY - 0.41%

Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.7%
Repurchase Agreement dated 9-30-04 to be
repurchased at $242,011 on 10-1-04(A)	$242	$242,000

(Cost: $242,000)

TOTAL INVESTMENT SECURITIES - 100.08%		$58,328,448

(Cost: $55,347,622)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.08%)		(48,053)

NET ASSETS - 100.00%		$58,280,395

Notes to Schedule of Investments
*	No dividends were paid during the preceding 12 months.

(A)	Collateralized by $250,226 Government National Mortgage Association Bond, 3.375% due 6-20-31; market value and accrued interest aggregate $252,727.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

THE INVESTMENTS OF WADDELL & REED INVESTED CONSERVATIVE PORTFOLIO

September 30, 2004

MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc.,
Class A	4,035,805	$4,035,805
Waddell & Reed Advisors Core Investment Fund,
Class Y	387,909	2,032,643
Waddell & Reed Advisors Dividend Income Fund,
Class Y	90,847	1,021,118
Waddell & Reed Advisors Government Securities Fund,
Class Y	372,500	2,093,453
Waddell & Reed Advisors Limited-Term Bond Fund,
Class Y	1,013,860	10,280,542
Waddell & Reed Advisors Value Fund,
Class Y	86,360	1,008,684

TOTAL MUTUAL FUNDS - 99.84%		$20,472,245

(Cost: $20,122,583)

TOTAL INVESTMENT SECURITIES - 99.84%		$20,472,245

(Cost: $20,122,583)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.16%		32,893

NET ASSETS - 100.00%		$20,505,138

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004